Related-Party Transactions - Compensation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supervisory Board
Transactions between the Company and related parties
Short term employee benefits	€ 240,000	€ 156,000	€ 460,000
Share-based payment	415,000	574,000	366,000
Total compensation	655,000	730,000	826,000
Mr. Dinko Valerio
Transactions between the Company and related parties
Short term employee benefits	70,000		74,000
Share-based payment	86,000	123,000	106,000
Total compensation	156,000	123,000	180,000
Mr. Antoine Papiernik
Transactions between the Company and related parties
Short term employee benefits			104,000
Total compensation			104,000
Ms. Alison Lawton
Transactions between the Company and related parties
Short term employee benefits	47,000	34,000	41,000
Share-based payment	86,000	123,000	107,000
Total compensation	133,000	157,000	148,000
Mr. Paul Baart
Transactions between the Company and related parties
Short term employee benefits			144,000
Total compensation			144,000
Mr. James Shannon
Transactions between the Company and related parties
Short term employee benefits	50,000	45,000	48,000
Share-based payment	86,000	125,000	109,000
Total compensation	136,000	170,000	157,000
Mr. Bart Filius
Transactions between the Company and related parties
Short term employee benefits	44,000	41,000	30,000
Share-based payment	80,000	104,000	26,000
Total compensation	124,000	145,000	56,000
Ms. Theresa Heggie
Transactions between the Company and related parties
Short term employee benefits	29,000	36,000	19,000
Share-based payment	77,000	99,000	18,000
Total compensation	106,000	135,000	37,000
Key management personnel
Transactions between the Company and related parties
Short term employee benefits	3,671,000	2,309,000	2,267,000
Post-employment benefits	67,000	65,000	58,000
Share-based payment	4,390,000	5,319,000	3,792,000
Total compensation	8,128,000	7,693,000	6,117,000
Management Board
Transactions between the Company and related parties
Short term employee benefits	733,000	689,000	722,000
Post-employment benefits	10,000	10,000	10,000
Share-based payment	1,472,000	1,925,000	1,533,000
Total compensation	2,215,000	2,624,000	2,265,000
Mr. D.A. de Boer
Transactions between the Company and related parties
Short term employee benefits	733,000	689,000	722,000
Post-employment benefits	10,000	10,000	10,000
Share-based payment	1,472,000	1,925,000	1,533,000
Total compensation	2,215,000	2,624,000	2,265,000
Senior Management
Transactions between the Company and related parties
Short term employee benefits	2,938,000	1,620,000	1,545,000
Post-employment benefits	57,000	55,000	48,000
Share-based payment	2,918,000	3,394,000	2,259,000
Total compensation	€ 5,913,000	€ 5,069,000	€ 3,852,000